Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2013
Discontinued operations [Abstract]
Schedule of Discontinued Operations

A summary of the Company's assets and liabilities from discontinued operations as of June 30, 2013 and 2012 are as follows:

	June 30,	December 31,
	2013	2012
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$412	$44
Accounts receivable, net	440	730
Prepaid expenses and other current assets	56	31
Total current assets from discontinued operations	908	805
Property and equipment, net	-	4
Total assets from discontinued operations	$908	$809

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$100	$103
Accrued expenses and other current liabilities	422	406
Income taxes payable	90	1,937
Total current liabilities from discontinued operations	$612	$2,446

A summary of the Company's results from discontinued operations for the periods ended June 30, 2013, and 2012 is as follows:

	Period ended, June 30,
	2013	2012
Revenue	$1,807	$4,006
Cost of revenue	1,399	4,201
GROSS PROFIT (EXCESS OF COSTS OF REVENUES OVER REVENUE)	408	(195)
Selling, general and administrative expenses	266	754
OPERATING PROFIT (LOSS)	142	(949)
Other income , net	624	(30)
Income tax benefit	1,224	-
Income (loss) from discontinued operations	$1,990	$(979)